Property and Equipment (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Total		$ 1,926,184	$ 2,664,299
Less accumulated depreciation	(1,218,048)	(1,094,953)	(1,369,782)
Net, Property and equipment	761,319	831,231	1,294,517
Computer Equipment [Member]
Total		320,328	296,492
Software [Member]
Total		236,920	236,099
Printing Equipment [Member]
Total		1,206,908	1,953,791
Less accumulated depreciation		(541,087)	(768,625)
Furniture and Fixtures [Member]
Total		162,028	169,696
Autos and Vans [Member]
Total		$ 0	$ 8,221